DEFERRED REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DEFERRED REVENUE

	June 30, 2023	December 31, 2022

Deferred revenue - beginning of year	$17,506	$63,009
Net change in time frame for a performance obligation (satisfied)/ to be satisfied	(17,506)	(45,503)
Deferred revenue - end of year	$-	$17,506

	December 31,	December 31,
	2022	2021

Deferred revenue - beginning of year	$63,009	$-
Net change in time frame for a performance obligation (satisfied)/ to be satisfied	(45,503)	63,009
Deferred revenue - end of year	$17,506	$63,009